Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2016	Dec. 31, 2015 [1]	Dec. 31, 2014
Preferred Stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares issued (in shares)	7,497,857	7,490,288	2,293,057
Common stock, shares outstanding (in shares)	7,497,857	7,490,288	2,293,057

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.